ORGANIZATION	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
ORGANIZATION

NOTE 1. ORGANIZATION

Organization

Healthy Choice Wellness Corp. (the “Company”) is a Delaware corporation organized in September 2022. It is a wholly owned operating segment of Healthier Choices Management Corp (“HCMC”), a U.S. based holding company, which trades on the OTC Pink Sheets, specializing in providing consumers with healthier alternatives to everyday lifestyle choices.

Through its wholly owned subsidiaries, Healthy Choice Markets, Inc., Healthy Choice Markets 2, LLC, Healthy Choice Markets 3, LLC, and Healthy Choice Markets IV, LLC respectively, the Company operates:

●	Ada’s Natural Market, a natural and organic grocery store offering fresh produce, bulk foods, vitamins and supplements, packaged groceries, meat and seafood, deli, baked goods, dairy products, frozen foods, health & beauty products, and natural household items.

●	Paradise Health & Nutrition’s three stores that likewise offer fresh produce, bulk foods, vitamins and supplements, packaged groceries, meat and seafood, deli, baked goods, dairy products, frozen foods, health & beauty products, and natural household items.

●	Mother Earth’s Storehouse, a two-store organic and health food and vitamin chain in New York’s Hudson Valley, has been in existence for over 40 years.

●	Greens Natural Foods’ eight stores in New York and New Jersey, offering a selection of 100% organic produce and all-natural, non-GMO groceries & bulk foods; a wide selection of local products; an organic juice and smoothie bar; a fresh foods department, which offers fresh and healthy “grab & go” foods; a full selection of vitamins & supplements; as well as health and beauty products.

●	Ellwood Thompson’s, an organic and natural health food and vitamin store located in Richmond, Virginia.

Through its wholly owned subsidiary, Healthy Choice Wellness, LLC, the Company (1) operates Healthy Choice Wellness Center in Kingston, NY and (2) has a licensing agreement for a Healthy Choice Wellness Center located at the Casbah Spa and Salon in Fort Lauderdale, FL.

These centers offer multiple vitamin drip mixes and intramuscular shots for clients to choose from that are designed to help boost immunity, fight fatigue and stress, reduce inflammation, enhance weight loss, and efficiently deliver antioxidants and anti-aging mixes. Additionally, there are IV vitamin mixes and shots for health, beauty, and re-hydration.

Through its wholly owned subsidiary, Healthy U Wholesale, Inc., the Company sells vitamins and supplements, as well as health, beauty and personal care products through its on-line retail subsidiary, The Vitamin Store, LLC.

Sourcing and Vendors

We source from multiple suppliers. These suppliers range from small independent businesses to multinational conglomerates. For the three months ended September 30, 2023 and 2022, approximately 40% and 34% of our total purchases were from one vendor. For the nine months ended September 30, 2023 and 2022, approximately 42% and 32% of our total purchases were from one vendor.

Spin-Off

HCMC has commenced steps to spin off (“Spin-Off”) its grocery segment and wellness business into a new publicly traded company (hereinafter referred to as “HCWC” or “The Company”). HCWC will continue the path of growth in the wellness verticals started by HCMC and explore other growth opportunities that comport with HCMC’s healthier lifestyle mission. Following the Spin-Off, HCMC will retain its entire patent suite, the Q-Cup® brand, and continue to develop its patent suite through R&D as well as continuing its path of enforcing its patent rights against infringers and attempting to monetize said patents through licensing deals.

At the time of the Spin-Off, HCMC will distribute all the outstanding shares of Common Stock held by it on a pro rata basis to holders of HCMC’s common stock. Shares of HCMC’s common stock outstanding as of the record date for the Spin-Off (the “Record Date”), will entitle the holder thereof to receive a certain number of shares of Common Stock in HCWC. The distribution will be made in book-entry form by a distribution agent. Fractional shares of Common Stock will not be distributed in the Spin-Off and any fractional amounts will be rounded down.

Note 1. ORGANIZATION

Organization

Healthy Choice Wellness Corp. (the “Company”) is a Delaware corporation organized in September 2022. It is a wholly owned operating segment of Healthier Choices Management Corp (HCMC), a U.S. based holding company, which trades on the OTC Pink Sheets, specializing in providing consumers with healthier alternatives to everyday lifestyle choices.

Through its wholly owned subsidiaries, Healthy Choice Markets, Inc., Healthy Choice Markets 2, LLC, Healthy Choice Markets 3, LLC, and Healthy Choice Markets IV, LLC respectively, Healthy Choice Wellness Corp. operates:

●	Ada’s Natural Market, a natural and organic grocery store offering fresh produce, bulk foods, vitamins and supplements, packaged groceries, meat and seafood, deli, baked goods, dairy products, frozen foods, health & beauty products and natural household items.

●	Paradise Health & Nutrition’s three stores likewise offer fresh produce, bulk foods, vitamins and supplements, packaged groceries, meat and seafood, deli, baked goods, dairy products, frozen foods, health & beauty products and natural household items.

●	Mother Earth’s Storehouse, a two-store organic and health food and vitamin chain in New York’s Hudson Valley, which has been in existence for over 40 years.

●	Greens Natural Foods’ eight stores in New York and New Jersey, offering a selection of 100% organic produce and all-natural, non-GMO groceries & bulk foods; a wide selection of local products; an organic juice and smoothie bar; a fresh foods department, which offers fresh and healthy “grab & go” foods; a full selection of vitamins & supplements; as well as health and beauty products.

Through its wholly owned subsidiary, Healthy Choice Wellness, LLC, the Company operates:

●	Licensing agreements for Healthy Choice Wellness Centers located at the Casbah Spa and Salon in Fort Lauderdale, FL, Boston Direct Health in Boston, MA and Green Care Medical Services in Chicago, IL.

Through its wholly owned subsidiary, Healthy U Wholesale, Inc., the Company sells vitamins and supplements, as well as health, beauty and personal care products through The Vitamin Store, LLC.

Spin-Off

Parent company Healthier Choice Management Corp. (“HCMC’) is planning to spin off its grocery segment and wellness business into a new publicly traded company (hereinafter referred to as “NewCo”). NewCo will continue the path of growth in the health verticals started by HCMC and explore other growth opportunities that comport with HCMC’s healthier lifestyle mission. HCMC will retain its entire patent suite, the Q-Cup® brand, and continue to develop its patent suite through R&D as well as continuing its path of enforcing its patent rights against infringers and attempting to monetize said patents through licensing deals.

At the time of the Spin-Off, HCMC will distribute all the outstanding shares of Common Stock held by it on a pro rata basis to holders of HCMC’s common stock. Each share of HCMC’s common stock outstanding as the record date for the Spin-Off (the “Record Date”), will entitle the holder thereof to receive shares of Common Stock in NewCo. The distribution will be made in book-entry form by a distribution agent. Fractional shares of Common Stock will not be distributed in the Spin-Off and any fractional amounts will be rounded down.

Sourcing and Vendors

We source from multiple suppliers. These suppliers range from small independent businesses to multinational conglomerates. For the years ended December 31, 2022 and 2021, approximately 37% and 31% of our total purchases were from one vendor.

Mother Earth's Storehouse, Inc. [Member]
ORGANIZATION

NOTE 1 – ORGANIZATION

Organization

Mother Earth’s Storehouse, Inc. (the “Company”) was founded in 1978 in Kingston, New York.

Mother Earths Storehouse, Inc. is a grocery store for organic and all-natural foods. The Company has two locations in Kingston and Saugerties, New York. A third location, in Poughkeepsie, New York, operated until September 30, 2020, when it was sold (see Note 9). On February 8, 2022, the Company’s operations were purchased in the form of an asset sale by Healthy Choice Markets 3, LLC.

Sale of Company Business

On February 8, 2022, the shareholders of the Company agreed to sell their business including the Kingston and Saugerties, New York store locations to a third-party for $5,300,000 subject to certain closing adjustments. Existing store leases were assigned to the buyer.

The shareholders of the Company are prohibited from operating a similar competitive business as defined in the sale agreement for a period of five years.

Greens Natural Foods, Inc. [Member]
ORGANIZATION

NOTE 2 – ORGANIZATION

Green’s Natural Foods, Inc., Dean’s Natural Food Market, Inc., Dean’s Natural Food Market of Shrewsbury, Inc., Dean’s Natural Food Market of Basking Ridge, LLC, Dean’s Natural Food Market of Chester, LLC, and Dean’s Natural Holdings, LLC (collectively the “Company”) operate organic and all-natural food grocery stores. The Company has eight grocery store locations in Mount Kisco, Eastchester, Briarcliff, and Somers, New York as well as Basking Ridge, Chester, Shrewsbury, and Ocean, New Jersey. On October 14, 2022, the Company’s assets were acquired by Healthy Choice Market IV, LLC, a wholly owned subsidiary of Healthier Choices Management Corp.

NOTE 1 – ORGANIZATION

Organization

Green’s Natural Foods, Inc., Dean’s Natural Food Market, Inc., Dean’s Natural Food Market of Shrewsbury, Inc., Dean’s Natural Food Market of Basking Ridge, LLC, Dean’s Natural Food Market of Chester, LLC, and Dean’s Natural Holdings, LLC (collectively the “Company”) operate organic and all-natural food grocery stores. The Company has eight grocery store locations in Mount Kisco, Eastchester, Briarcliff, and Somers, New York as well as Basking Ridge, Chester, Shrewsbury, and Ocean, New Jersey.

Green’s Natural Foods, Inc, (the “New York Locations”) was acquired in the form of a stock sale by Hudson Equity Partners, LLC on December 30, 2020.

Dean’s Natural Food Market, Inc., Dean’s Natural Food Market of Shrewsbury, Inc., Dean’s Natural Food Market of Basking Ridge, LLC, Dean’s Natural Food Market of Chester, LLC, and Dean’s Natural Holdings, LLC (the “New Jersey Locations”) were owned by Dean Nelson until acquired in the form of a stock sale by Red Oak Equity Partners, LLC on August 16, 2021.

The same two individuals own 100% of Hudson Equity Partners, LLC and Red Oak Equity Partners, LLC. The New York stores were managed the entire year by these owners and beginning August 16, 2021, the New Jersey stores were managed by these owners.

On October 14, 2022, the Company’s assets were acquired by Healthy Choice Market IV, LLC, a wholly owned subsidiary of Healthier Choices Management Corp.